Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2023 £ / shares	Jun. 30, 2022 £ / shares
Ordinary shares, par value		£ 0.00001	£ 0.00001
Issuance of ordinary shares, issuance cost | $	$ 2,600
Deferred Shares GBP 0.00001 Par Value
Deferred shares, par value		0.00001	0.00001
Deferred Shares GBP 100,000 Par Value
Deferred shares, par value		£ 100,000	£ 100,000